Financial risk management and financial instruments - Additional Information (Details) $ / shares in Units, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions					12 Months Ended			56 Months Ended
	Jul. 29, 2025 USD ($)	Jul. 25, 2024 beneficiary_certificate shares	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 AUD ($) shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 NOK (kr) shares	Dec. 31, 2025 SEK (kr) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 NOK (kr) shares	Dec. 31, 2024 SEK (kr) shares	Aug. 20, 2021 USD ($)	Apr. 21, 2021 shares	Mar. 02, 2021 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Amount authorized for share repurchase program | $																					$ 1,000,000,000
Increase in amount authorized for share repurchase program | $	$ 1,000,000,000.0
Number of shares authorized for share repurchase program (in shares) | shares																						10,000,000
Number of shares repurchased in period (in shares) | shares					768,223	768,223		1,237,497
Repurchases of ordinary shares					€ 439,000,000	$ 510,000,000		€ 530,000,000
Maximum value of shares yet to be purchased | $									$ 1,385,000,000
Percentage of investment in counterparties and instruments					10.00%	10.00%
Portfolio maturity period					2 years 3 months	2 years 3 months
Investment maturity period					5 years	5 years
Short term investments maximum liquidity period					90 days	90 days
Credit losses on short term investments					€ 0		€ 0
Contract maximum duration					1 year	1 year
Transfers between levels					€ 0		€ 0
Warrants sold to acquire ordinary shares			€ 31,000,000
Ordinary shares acquired trough warrants issue (in shares) | shares			800,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 281.63
Warrant exercise price number of times of fair market value of ordinary shares			1.3
Outstanding warrants (in shares) | shares					0		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount | $																							$ 1,500,000,000
Borrowings, interest rate																							0.00%
Additional notional amount option | $																							$ 200,000,000
Binomial option pricing model weight					50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Borrowing instrument weight					50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					10.00%	10.00%
Non-controlling equity interest percentage					9.00%	9.00%
D.G.E Investments Limited | Key management personnel of entity or parent
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Number of shares issued during period (in shares) | shares		118,891
Number of beneficiary certificates issued | beneficiary_certificate		1,188,910
Number of warrants effectively net settled (in shares) | shares		800,000
Foreign Exchange Forwards | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount									$ 226,000,000	$ 841	£ 1,097	$ 712	kr 1,748	kr 2,966	$ 174,000,000	$ 732	£ 980	$ 682	kr 1,618	kr 2,715
Foreign Exchange Forwards | Revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount					€ 1,743,000,000		€ 1,609,000,000	€ 1,743,000,000	135,000,000	533	689	446	1,065	1,811	102,000,000	447	607	420	983	1,648
Foreign Exchange Forwards | Cost of revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount					1,050,000,000		1,014,000,000	1,050,000,000	$ 91,000,000	$ 308	£ 408	$ 266	kr 683	kr 1,155	$ 72,000,000	$ 285	£ 373	$ 262	kr 635	kr 1,067
Bottom of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment					1,900,000,000		1,395,000,000	1,900,000,000
Top of Range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment					€ 2,322,000,000		€ 1,705,000,000	2,322,000,000
Currency risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					10.00%	10.00%	10.00%
Reasonably possible change in risk variable, impact on equity					€ 276,000,000		€ 207,000,000
Interest rate risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					1.00%	1.00%	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings					€ 85,000,000		€ 54,000,000
Equity price risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					10.00%	10.00%
Reasonably possible change in risk variable, impact on equity							33,000,000
Equity price risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					10.00%	10.00%
Equity price risk | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, impact on equity					€ 29,000,000
Equity price risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values					1,408,000,000			1,408,000,000
Equity price risk | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, impact on equity					30,000,000
Equity price risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values					€ 1,520,000,000			1,520,000,000
Volatility risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					10.00%	10.00%
Volatility risk | Bottom of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values					€ 1,449,000,000			1,449,000,000
Volatility risk | Top of Range | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, range of fair values					€ 1,468,000,000			1,468,000,000
Credit risk | Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Reasonably possible change in risk variable, percent					1.00%	1.00%
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments					€ 9,467,000,000		€ 7,448,000,000	€ 9,467,000,000